UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02380

The Cash Management Trust of America
(Exact name of registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

The Cash Management Trust of America®
Investment portfolio

June 30, 2007
unaudited

Short-term securities — 100.00%	Yield at acquisition	Principal amount (000)	Market value (000)

COMMERCIAL PAPER — 84.75%
Abbott Laboratories July 02, 2007[1]	5.25%	$134,000	$133,961
Abbott Laboratories July 06, 2007[1]	5.26	18,000	17,984
Abbott Laboratories July 11, 2007[1]	5.26	31,100	31,050
AIG Funding, Inc. July 25, 2007	5.24	75,000	74,729
Allied Irish Banks N.A. Inc. August 09, 2007[1]	5.29	67,700	67,322
American Express Credit Corp. July 24, 2007	5.27	20,000	19,930
American Express Credit Corp. August 14, 2007	5.28	75,000	74,513
American Express Credit Corp. August 20, 2007	5.28	30,000	29,778
American Express Credit Corp. August 21, 2007	5.29	50,000	49,625
American Honda Finance Corp. July 27, 2007	5.28	100,000	99,630
American Honda Finance Corp. August 03, 2007	5.27	28,675	28,533
Amsterdam Funding Corp. July 09, 2007[1]	5.28	29,500	29,461
Amsterdam Funding Corp. July 12, 2007[1]	5.29	100,000	99,831
Amsterdam Funding Corp. July 13, 2007[1]	5.29	100,000	99,817
Amsterdam Funding Corp. July 19, 2007[1]	5.29	50,000	49,867
Amsterdam Funding Corp. July 20, 2007[1]	5.28	30,000	29,916
Anheuser-Busch Cos. Inc. August 13, 2007[1]	5.25	25,000	24,841
Anheuser-Busch Cos. Inc. August 24, 2007[1]	5.24	20,000	19,841
AstraZeneca PLC July 19, 2007	5.29	50,000	49,861
AstraZeneca PLC August 10, 2007	5.30	50,000	49,701
AT&T Inc. July 19, 2007[1]	5.26	24,000	23,934
AT&T Inc. July 23, 2007[1]	5.29	50,000	49,832
AT&T Inc. July 26, 2007[1]	5.28	75,000	74,715
AT&T Inc. July 31, 2007[1]	5.28	50,000	49,774
AT&T Inc. August 06, 2007[1]	5.25	25,000	24,865
Atlantic Industries July 27, 2007[1]	5.27	25,000	24,902
Australia & New Zealand Banking Group, Ltd. July 16, 2007[1]	5.28	100,000	99,767
Bank of America Corp. July 05, 2007	5.27	100,000	99,927
Bank of America Corp. July 18, 2007	5.26	63,000	62,835
Bank of America Corp. July 19, 2007	5.26	62,000	61,828
Bank of America Corp. July 23, 2007	5.28	50,000	49,834
Bank of America Corp. August 20, 2007	5.29	40,000	39,702
Bank of Ireland July 12, 2007[1]	5.28	20,100	20,065
Bank of Ireland July 13, 2007[1]	5.28	23,900	23,855
Bank of Montreal July 17, 2007	5.27	50,000	49,878
Bank of Montreal August 07, 2007	5.28	50,000	49,728
Barclays U.S. Funding Corp. July 09, 2007	5.29	100,000	99,871
Barclays U.S. Funding Corp. July 16, 2007	5.29	37,300	37,214
Barclays U.S. Funding Corp. July 30, 2007	5.29	49,570	49,357
Barclays U.S. Funding Corp. August 28, 2007	5.30	50,000	49,569
Barton Capital LLC July 03, 2007[1]	5.28	35,000	34,985
Barton Capital LLC July 05, 2007[1]	5.28	50,000	49,963
Barton Capital LLC July 06, 2007[1]	5.28	7,400	7,393
Barton Capital LLC July 09, 2007[1]	5.27	50,000	49,934
Barton Capital LLC July 11, 2007[1]	5.29	90,000	89,855
Barton Capital LLC August 07, 2007[1]	5.29	38,300	38,088
BMW U.S. Capital LLC July 16, 2007[1]	5.26	30,432	30,361
BMW U.S. Capital LLC July 17, 2007[1]	5.25	60,638	60,488
BMW U.S. Capital LLC July 25, 2007[1]	5.27	48,000	47,836
BMW U.S. Capital LLC July 26, 2007[1]	5.26	50,000	49,822
BMW U.S. Capital LLC August 10, 2007[1]	5.27	65,000	64,612
BMW U.S. Capital LLC August 17, 2007[1]	5.28	40,000	39,732
British Columbia Hydro and Power Authority July 23, 2007	5.18	25,000	24,918
CAFCO, LLC July 06, 2007[1]	5.28	20,780	20,762
CAFCO, LLC July 17, 2007[1]	5.29	25,000	24,938
CAFCO, LLC August 06, 2007[1]	5.30	50,000	49,729
CAFCO, LLC August 09, 2007[1]	5.31	50,000	49,707
CAFCO, LLC August 17, 2007[1]	5.31	50,000	49,648
CAFCO, LLC August 21, 2007[1]	5.32	50,000	49,619
CAFCO, LLC August 24, 2007[1]	5.30	50,000	49,615
Calyon North America Inc. July 23, 2007	5.28	25,000	24,918
Calyon North America Inc. August 08, 2007	5.28	50,000	49,716
Canadian Imperial Holdings Inc. August 13, 2007	5.29	100,000	99,366
Caterpillar Financial Services Corp. August 09, 2007	5.26	50,000	49,710
CBA (Delaware) Finance Inc. August 17, 2007	5.30	25,264	25,087
Chevron Funding Corp. July 18, 2007	5.25	75,000	74,804
Chevron Funding Corp. July 30, 2007	5.24	50,000	49,783
Chevron Funding Corp. August 03, 2007	5.24	25,000	24,877
Chevron Funding Corp. August 10, 2007	5.24	100,000	99,406
Ciesco LLC July 09, 2007[1]	5.28	25,000	24,967
CIT Group, Inc. July 06, 2007[1]	5.29	75,000	74,934
CIT Group, Inc. July 10, 2007[1]	5.29	50,000	49,927
CIT Group, Inc. July 13, 2007[1]	5.29	39,000	38,926
Clipper Receivables Co., LLC July 02, 2007[1]	5.28	100,000	99,971
Clipper Receivables Co., LLC July 18, 2007[1]	5.28	50,000	49,869
Clipper Receivables Co., LLC July 24, 2007[1]	5.28	47,000	46,835
Clipper Receivables Co., LLC August 02, 2007[1]	5.29	100,000	99,518
Clipper Receivables Co., LLC August 07, 2007[1]	5.29	25,000	24,861
Coca-Cola Co. July 24, 2007[1]	5.27	100,000	99,651
Coca-Cola Co. August 20, 2007[1]	5.27	50,000	49,633
Coca-Cola Co. August 21, 2007[1]	5.27	80,000	79,401
Coca-Cola Co. August 22, 2007[1]	5.27	60,000	59,557
Colgate-Palmolive Co. July 11, 2007[1]	5.25	25,000	24,960
Concentrate Manufacturing Co. of Ireland July 11, 2007[1]	5.26	35,000	34,944
Credit Suisse New York Branch August 29, 2007	5.29	100,000	99,112
DaimlerChrysler Revolving Auto Conduit LLC July 16, 2007	5.30	50,000	49,884
DaimlerChrysler Revolving Auto Conduit LLC July 30, 2007	5.31	37,253	37,089
Danske Corp. July 19, 2007[1]	5.28	77,000	76,786
Danske Corp. August 20, 2007[1]	5.31	21,080	20,923
Depfa Bank PLC July 20, 2007[1]	5.28	75,000	74,781
Depfa Bank PLC July 23, 2007[1]	5.27	75,000	74,749
Deutsche Bank Financial LLC July 18, 2007	5.28	50,000	49,868
Dexia Delaware LLC July 20, 2007	5.27	50,000	49,854
Dexia Delaware LLC August 08, 2007	5.29	74,800	74,396
Dexia Delaware LLC September 06, 2007	5.32	19,800	19,610
E.I. duPont de Nemours and Co. July 31, 2007[1]	5.27	29,000	28,869
Electricité de France August 06, 2007	5.28	100,000	99,467
Export Development Canada July 02, 2007	5.20	58,300	58,283
Export Development Canada July 11, 2007	5.18	30,000	29,953
Export Development Canada July 12, 2007	5.17	25,000	24,957
FCAR Owner Trust I July 16, 2007	5.32	25,000	24,941
General Electric Capital Corp. August 02, 2007	5.27	50,000	49,760
General Electric Capital Corp. August 13, 2007	5.27	50,000	49,672
General Electric Capital Corp. August 14, 2007	5.28	50,000	49,665
General Electric Capital Services, Inc. July 17, 2007	5.27	50,000	49,876
General Electric Capital Services, Inc. August 16, 2007	5.28	125,000	124,145
Harley-Davidson Funding Corp. August 27, 2007[1]	5.29	35,000	34,704
Harvard University July 11, 2007	5.25	50,000	49,920
Harvard University July 12, 2007	5.22	25,000	24,957
Hershey Co. July 16, 2007[1]	5.23	25,550	25,491
Hershey Co. July 18, 2007[1]	5.23	25,000	24,935
Hershey Co. August 01, 2007[1]	5.26	22,000	21,898
Hewlett-Packard Co. July 11, 2007[1]	5.29	96,500	96,345
Hewlett-Packard Co. July 16, 2007[1]	5.28	50,000	49,883
Hewlett-Packard Co. July 27, 2007[1]	5.29	75,000	74,704
Hewlett-Packard Co. July 31, 2007[1]	5.30	34,300	34,144
Home Depot Inc. July 24, 2007[1]	5.22	25,000	24,913
Honeywell International Inc. July 10, 2007[1]	5.25	50,000	49,927
Honeywell International Inc. July 20, 2007[1]	5.24	19,900	19,842
Honeywell International Inc. July 25, 2007[1]	5.25	35,500	35,379
Honeywell International Inc. August 07, 2007[1]	5.27	38,000	37,792
Honeywell International Inc. August 09, 2007[1]	5.27	70,000	69,609
HSBC Finance Corp. August 01, 2007	5.27	50,000	49,767
HSBC Finance Corp. August 02, 2007	5.27	50,000	49,760
HSBC Finance Corp. August 16, 2007	5.29	100,000	99,345
HSBC Finance Corp. August 20, 2007	5.29	100,000	99,265
IBM Capital Inc. July 26, 2007[1]	5.27	25,000	24,905
IBM Corp. July 23, 2007[1]	5.24	100,000	99,667
IBM Corp. July 30, 2007[1]	5.24	100,000	99,567
IBM Corp. August 03, 2007[1]	5.24	50,000	49,754
IBM Corp. August 08, 2007[1]	5.27	34,100	33,907
IBM Corp. August 09, 2007[1]	5.27	28,500	28,334
Illinois Tool Works Inc. July 18, 2007	5.26	25,000	24,935
ING (U.S.) Funding LLC July 13, 2007	5.28	100,000	99,820
ING (U.S.) Funding LLC July 31, 2007	5.28	50,000	49,774
ING (U.S.) Funding LLC August 15, 2007	5.28	41,000	40,725
International Lease Finance Corp. July 11, 2007	5.25	50,000	49,924
International Lease Finance Corp. July 24, 2007	5.25	75,000	74,742
International Lease Finance Corp. August 01, 2007	5.26	50,000	49,778
International Lease Finance Corp. August 16, 2007	5.26	44,000	43,713
International Lease Finance Corp. August 27, 2007	5.26	25,000	24,792
Johnson & Johnson July 05, 2007[1]	5.21	20,000	19,986
Johnson & Johnson July 10, 2007[1]	5.22	139,400	139,199
Johnson & Johnson August 01, 2007[1]	5.22	20,000	19,908
Johnson & Johnson August 14, 2007[1]	5.25	100,000	99,355
Johnson & Johnson August 29, 2007[1]	5.25	45,000	44,620
JPMorgan Chase & Co. July 16, 2007	5.27	25,000	24,942
Jupiter Securitization Co., LLC July 05, 2007[1]	5.28	44,000	43,968
Jupiter Securitization Co., LLC July 06, 2007[1]	5.28	75,623	75,557
Jupiter Securitization Co., LLC July 26, 2007[1]	5.31	15,492	15,433
KfW International Finance Inc. July 09, 2007[1]	5.24	35,000	34,954
Kimberly-Clark Worldwide Inc. August 07, 2007[1]	5.25	30,000	29,835
Kimberly-Clark Worldwide Inc. August 09, 2007[1]	5.27	20,000	19,884
Liberty Street Funding Corp. July 24, 2007[1]	5.30	50,000	49,824
Liberty Street Funding Corp. July 26, 2007[1]	5.28	75,000	74,715
Liberty Street Funding Corp. August 01, 2007[1]	5.31	50,000	49,765
Liberty Street Funding Corp. August 10, 2007[1]	5.29	13,000	12,925
Liberty Street Funding Corp. August 22, 2007[1]	5.30	50,000	49,613
Lloyds Bank PLC July 31, 2007	5.28	50,000	49,774
Medtronic Inc. July 25, 2007[1]	5.27	25,000	24,909
Nestle Capital Corp. July 12, 2007[1]	5.25	50,000	49,917
Nestle Capital Corp. July 26, 2007[1]	5.25	50,000	49,823
NetJets Inc. July 10, 2007[1]	5.25	7,400	7,389
NetJets Inc. August 10, 2007[1]	5.28	30,000	29,821
NetJets Inc. September 07, 2007[1]	5.30	30,000	29,707
Novartis Finance Corp. August 08, 2007[1]	5.25	50,000	49,717
Old Line Funding, LLC July 13, 2007[1]	5.29	98,484	98,297
Old Line Funding, LLC July 20, 2007[1]	5.29	50,000	49,853
Old Line Funding, LLC August 03, 2007[1]	5.30	49,300	49,055
Park Avenue Receivables Co., LLC July 24, 2007[1]	5.32	50,000	49,823
Park Avenue Receivables Co., LLC August 01, 2007[1]	5.29	50,000	49,766
Park Avenue Receivables Co., LLC August 03, 2007[1]	5.29	50,000	49,752
Park Avenue Receivables Co., LLC August 20, 2007[1]	5.31	20,000	19,851
Private Export Funding Corp. July 02, 2007[1]	5.26	21,000	20,994
Private Export Funding Corp. July 09, 2007[1]	5.25	75,000	74,902
Private Export Funding Corp. July 17, 2007[1]	5.25	50,000	49,877
Procter & Gamble International Funding S.C.A. July 31, 2007[1]	5.27	40,000	39,822
Procter & Gamble International Funding S.C.A. August 03, 2007[1]	5.28	25,000	24,876
Procter & Gamble International Funding S.C.A. August 10, 2007[1]	5.26	50,000	49,715
Procter & Gamble International Funding S.C.A. August 23, 2007[1]	5.28	167,000	165,736
Procter & Gamble International Funding S.C.A. August 24, 2007[1]	5.28	50,000	49,619
Prudential Funding, LLC July 23, 2007	5.23	47,600	47,442
Prudential Funding, LLC July 30, 2007	5.28	50,000	49,781
Rabobank USA Financial Corp. August 27, 2007	5.29	50,000	49,584
Siemens Capital Co. LLC July 18, 2007[1]	5.27	50,000	49,869
Siemens Capital Co. LLC August 13, 2007[1]	5.32	50,000	49,678
Siemens Capital Co. LLC August 15, 2007[1]	5.30	50,000	49,681
Siemens Capital Co. LLC August 16, 2007[1]	5.32	50,000	49,674
Siemens Capital Co. LLC August 29, 2007[1]	5.32	57,000	56,519
Stadshypotek Delaware Inc. August 15, 2007[1]	5.29	37,000	36,764
Stadshypotek Delaware Inc. August 23, 2007[1]	5.29	20,400	20,239
Statoil ASA July 16, 2007[1]	5.31	25,000	24,941
Swedbank Mortgage AB September 04, 2007	5.30	49,300	48,838
Swedish Export Credit Corp. July 10, 2007	5.26	125,000	124,821
Swedish Export Credit Corp. August 14, 2007	5.28	50,000	49,677
Target Corp. July 23, 2007	5.26	12,260	12,219
Thunder Bay Funding, LLC July 11, 2007[1]	5.29	25,000	24,960
Thunder Bay Funding, LLC July 27, 2007[1]	5.28	31,300	31,177
Toronto-Dominion Holdings USA Inc. August 02, 2007[1]	5.29	70,000	69,663
Total Capital SA August 06, 2007[1]	5.26	150,000	149,204
Toyota Credit de Puerto Rico Corp. August 13, 2007	5.29	50,000	49,684
Toyota Motor Credit Corp. July 23, 2007	5.26	38,400	38,272
Toyota Motor Credit Corp. July 26, 2007	5.26	50,000	49,811
Toyota Motor Credit Corp. August 17, 2007	5.28	50,000	49,667
Toyota Motor Credit Corp. August 22, 2007	5.28	50,000	49,633
UBS Finance (Deleware) LLC July 16, 2007	5.29	75,000	74,828
UBS Finance (Deleware) LLC July 24, 2007	5.29	50,000	49,825
UBS Finance (Deleware) LLC July 31, 2007	5.29	50,000	49,774
UBS Finance (Deleware) LLC August 13, 2007	5.29	50,000	49,679
United Parcel Service Inc. July 31, 2007[1]	5.24	100,000	99,555
Variable Funding Capital Corp. July 19, 2007[1]	2.28	125,000	124,659
Variable Funding Capital Corp. August 03, 2007[1]	5.28	100,000	99,504
Variable Funding Capital Corp. August 10, 2007[1]	5.30	50,000	49,700
Wal-Mart Stores Inc. July 17, 2007[1]	5.23	110,000	109,730
Wal-Mart Stores Inc. August 07, 2007[1]	5.24	85,000	84,535
Wal-Mart Stores Inc. August 21, 2007[1]	5.24	130,000	129,029
Westpac Banking Corp. August 02, 2007[1]	5.31	22,400	22,292
			11,455,212

FEDERAL AGENCY DISCOUNT NOTES — 13.20%
Fannie Mae July 03, 2007	5.17	13,463	13,457
Fannie Mae July 27, 2007	5.20	37,655	37,509
Fannie Mae August 08, 2007	5.19	116,925	116,301
Fannie Mae August 10, 2007	5.18	50,000	49,721
Fannie Mae August 15, 2007	5.19	100,000	99,402
Federal Farm Credit Banks July 03, 2007	5.16	64,000	63,973
Federal Farm Credit Banks July 06, 2007	5.14	50,000	49,957
Federal Farm Credit Banks July 13, 2007	5.16	50,000	49,907
Federal Farm Credit Banks July 17, 2007	5.16	9,800	9,776
Federal Farm Credit Banks August 08, 2007	5.16	75,000	74,584
Federal Farm Credit Banks August 14, 2007	5.16	19,800	19,673
Federal Farm Credit Banks August 15, 2007	5.16	50,000	49,673
Federal Home Loan Bank July 06, 2007	5.16	49,100	49,058
Federal Home Loan Bank July 20, 2007	5.15	152,105	151,690
Federal Home Loan Bank July 25, 2007	5.19	257,000	256,102
Federal Home Loan Bank July 27, 2007	5.19	85,000	84,681
Freddie Mac July 09, 2007	5.17	22,706	22,678
Freddie Mac July 30, 2007	5.17	49,400	49,188
Freddie Mac August 13, 2007	5.18	96,319	95,701
Freddie Mac August 17, 2007	5.19	100,000	99,375
Tennessee Valley Authority July 12, 2007	5.15	159,000	158,729
Tennessee Valley Authority July 26, 2007	5.18	75,000	74,721
Tennessee Valley Authority August 09, 2007	5.16	59,800	59,459
Tennessee Valley Authority August 16, 2007	5.18	50,000	49,657
			1,784,972

CERTIFICATES OF DEPOSIT — 2.05%
Canadian Imperial Bank of Commerce July 02, 2007	5.28	50,000	50,000
Canadian Imperial Bank of Commerce July 18, 2007	5.28	50,000	50,000
Union Bank of California, N.A. July 09, 2007	5.27	101,900	101,899
Union Bank of California, N.A. August 07, 2007	5.25	75,000	74,996
			276,895

Total investment securities (cost: $13,516,290,000)			$13,517,079
Other assets less liabilities			(256)

Net assets			$13,516,823

1Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities was $7,116,584,000, which represented 52.65% of the net assets of the fund.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$794
Gross unrealized depreciation on investment securities	(5)
Net unrealized appreciation on investment securities	789
Cost of investment securities for federal income tax purposes	13,516,290

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2007